Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Nature of Operations
Schedule of principle subsidiaries and VIEs

As of December 31, 2012, the Company had the following principal subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary:

Place and date of
Name	incorporation

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Limited (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou NetEase Interactive Entertainment Co., Ltd. (“Guangzhou Interactive”)	Guangzhou, China October 15, 2002

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Guangzhou NetEase Information Technology Co., Ltd. (“Guangzhou Information”)	Guangzhou, China June 24, 2008

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China July 14, 2009

Zhejiang Weiyang Technology Co., Ltd. (“Weiyang”)	Hangzhou, China March 15, 2010

Ujia (Hong Kong) Limited (“Ujia Hong Kong”)	Hong Kong, China May 30, 2011

Ujia.com, Inc. (“Ujia Cayman”)	Cayman Islands June 14, 2011

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China October 25, 2011

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (Formerly known as “Hong Kong NetEase Computer Technology Limited”) (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China December 9, 2008

Hangzhou Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China April 15, 2009

Ujia E-commerce Co., Ltd. (“Ujia E-commerce”)	Hangzhou, China August 8, 2011

NetEase Media, Inc. (“NetEase Media Cayman”)	Cayman Islands April 13, 2012

NetEase Media (Hong Kong) Limited (“NetEase Media Hong Kong”)	Hong Kong, China June 7, 2012

Anji Weiyang Agricultural Development Co., Ltd. (“Anji Weiyang”)	Anji, China September 18, 2012